UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	03/31
Date of reporting period:	12/31/2009

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Municipal Bond Fund
December 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--84.9%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.1%
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	5/1/13	1,050,000	1,162,308
Birmingham Water Works Board,
Water Revenue	5.00	1/1/13	2,665,000	2,912,978
Mobile Industrial Development
Board, PCR (Alabama Power
Company Barry Plant Project)	4.75	3/19/12	2,000,000	2,108,400
Arizona--1.7%
Regional Public Transportation
Authority, Transportation
Excise Tax Revenue (Maricopa
County Public Transportation
Fund)	5.00	7/1/13	4,590,000	5,145,803
Rio Nuevo Multipurpose Facilities
District, Subordinate Lien
Excise Tax Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	7/15/14	3,770,000	4,276,990
California--7.6%
California,
GO (Various Purpose)	5.00	2/1/13	2,500,000	2,724,775
California Department of Water
Resources, Power Supply
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	5/1/12	4,175,000	4,578,347
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.00	2/1/11	1,500,000	1,523,610
California Statewide Communities
Development Authority, Revenue

(Kaiser Permanente)	5.00	4/1/13	4,225,000		4,617,587
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/14	4,000,000		4,415,960
California Statewide Communities
Development Authority, Revenue
(Proposition 1A Receivables
Program)	5.00	6/15/13	11,010,000		11,725,320
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier
Senior Sales Tax Revenue	5.00	7/1/14	5,000,000		5,711,900
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax Revenue	5.00	7/1/14	2,000,000		2,284,760
Port of Oakland,
Intermediate Lien Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/1/12	3,300,000		3,514,038
Colorado--1.5%
Black Hawk,
Device Tax Revenue	5.00	12/1/12	760,000		784,084
Denver City and County,
Airport System Revenue	5.00	11/15/11	3,000,000		3,168,600
Denver City and County,
Airport System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/11	2,000,000		2,112,400
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	4.00	9/1/10	1,000,000		1,009,630
Northwest Parkway Public Highway
Authority, Revenue
(Prerefunded)	7.13	6/15/11	1,120,000	a	1,244,275
Connecticut--.3%
Connecticut,
General Airport Revenue
(Bradley International
Airport) (Insured; National

Public Finance Guarantee Corp.)	5.25	10/1/10	1,390,000	1,428,614
Delaware--.2%
Delaware Economic Development
Authority, PCR (Delmarva Power
and Light Company Project)
(Insured; AMBAC)	4.90	5/1/11	1,000,000	1,016,080
District of Columbia--1.0%
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/13	5,000,000	5,654,250
Florida--8.4%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/11	2,000,000	2,053,880
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/12	750,000	776,737
Clearwater,
Water and Sewer Revenue	5.00	12/1/13	1,400,000	1,556,324
Florida Department of
Transportation, Turnpike
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/12	3,645,000	3,982,308
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/10	2,000,000	2,045,560
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.25	7/1/12	3,430,000	3,693,973
Florida State Board of Education,
Lottery Revenue	5.00	7/1/13	2,555,000	2,825,728
Florida State Board of Education,
Lottery Revenue	5.00	7/1/14	2,500,000	2,792,225
Florida State Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/14	3,175,000	3,473,133
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt

Obligated Group)	5.00	11/15/13	1,000,000		1,078,380
Hillsborough County Industrial
Development Authority, PCR
(Tampa Electric Company
Project)	5.10	10/1/13	1,855,000		1,964,556
Miami-Dade County,
Aviation Revenue (Miami
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	10/1/14	1,000,000		1,082,650
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.00	8/1/14	2,010,000		2,193,312
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	5/1/11	2,000,000		2,057,220
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/12	1,200,000	b	1,322,448
Orlando-Orange County Expressway
Authority, Revenue (Insured;
AMBAC)	5.00	7/1/12	3,870,000		4,179,329
Saint Petersburg,
Public Utility Revenue	5.00	10/1/12	2,320,000		2,555,410
Saint Petersburg,
Public Utility Revenue	5.00	10/1/13	2,435,000		2,738,425
Sarasota County School Board,
COP (Master Lease Purchase
Agreement)	5.00	7/1/14	1,365,000		1,532,008
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/14	1,500,000		1,642,095
Georgia--2.2%
Fulton County Development
Authority, Revenue (Georgia
Tech Foundation Funding
Student Athletic Complex II
Project)	5.75	11/1/13	1,095,000		1,191,141
Georgia,
GO	5.00	11/1/13	5,000,000		5,731,550

Georgia Municipal Association
Inc., COP (Riverdale Public
Purpose Project) (Insured;
Assured Guaranty Municipal
Corp.)	4.00	5/1/12	1,930,000		2,043,581
Gwinnett County Development
Authority, COP (Gwinnett
County Public Schools Project)
(Insured; National Public Finance
Guarantee Corp.) (Prerefunded)	5.25	1/1/14	2,100,000	a	2,419,200
Private Colleges and Universities
Authority, Student Housing
Revenue (Mercer Housing
Corporation Project)	6.00	6/1/11	565,000		575,679
Idaho--.3%
University of Idaho Regents,
General Revenue (Insured;
Assured Guaranty Municipal
Corp.)	4.38	4/1/11	1,600,000		1,662,512
Illinois--1.4%
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	1/1/14	2,700,000	a	3,088,719
Cook County,
GO Capital Equipment Bonds	5.00	11/15/13	2,000,000		2,245,720
Upper Illinois River Valley
Development Authority, MFHR
(Morris Supportive Living
Project) (LOC; Wells Fargo
Bank)	3.90	1/1/10	2,500,000		2,500,000
Indiana--3.7%
Indiana Finance Authority,
Revenue (Trinity Health Credit
Group)	5.00	12/1/13	2,045,000		2,221,279
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Credit Group)	3.63	8/1/11	4,000,000		4,148,560
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit

Group)	5.00	11/1/10	2,200,000		2,283,776
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	5.00	7/1/11	1,850,000		1,953,064
Indiana Transportation Finance
Authority, Highway Revenue
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	6/1/13	1,000,000	a	1,130,960
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport
Authority Project) (Insured;
Assured Guaranty Municipal
Corp.)	5.63	1/1/14	2,230,000		2,412,080
Rockport,
PCR (Indiana Michigan Power
Company Project)	6.25	6/2/14	3,000,000		3,322,170
Seymour,
EDR (Union Camp Corporation
Project)	6.25	7/1/12	2,420,000		2,544,799
Kansas--.2%
Wichita,
Hospital Facilities Revenue
(Via Christi Health System,
Inc.)	4.00	11/15/12	1,000,000		1,046,630
Louisiana--.4%
Plaquemines Parish Law Enforcement
District, Certificates of
Indebtedness (Insured; FGIC)	4.00	3/1/10	1,095,000		1,100,289
Plaquemines Parish Law Enforcement
District, Certificates of
Indebtedness (Insured; FGIC)	4.50	3/1/11	1,145,000		1,187,308
Maryland--.8%
Baltimore County,
GO (Consolidated Public
Improvement)	5.00	8/1/13	1,000,000		1,139,800
Northeast Maryland Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste

Disposal System) (Insured;
AMBAC)	5.50	4/1/12	3,000,000	3,202,740
Massachusetts--.4%
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/13	2,100,000	2,395,701
Michigan--2.6%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/14	3,125,000	3,369,656
Detroit,
Water Supply System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/12	3,000,000	3,185,160
Michigan Hospital Finance
Authority, HR (Oakwood
Obligated Group)	5.00	11/1/10	1,500,000	1,523,805
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	6.25	9/1/14	2,500,000	2,782,800
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/12	3,000,000	3,074,580
Minnesota--.9%
Saint Paul Independent School
Distict Number 625, GO School
Building Bonds (Minnesota
School District Credit
Enhancement Program)	5.00	2/1/14	1,415,000	1,607,666
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue	5.00	1/1/12	3,040,000	3,260,734
Nevada--1.0%
Clark County School District,
Limited Tax GO (Insured;

Assured Guaranty Municipal
Corp.)	5.00	6/15/14	1,000,000		1,122,320
Clark County School District,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.50	6/15/14	2,650,000		3,026,565
Clark County School District,
Limited Tax GO (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/15/14	1,005,000		1,099,671
New Jersey--3.6%
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/13	5,000,000		5,639,600
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Prerefunded)	5.50	6/15/13	4,000,000	a	4,599,560
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.25	6/1/11	1,000,000		1,009,980
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.00	6/1/12	7,250,000	a	8,133,340
New Mexico--1.5%
Albuquerque,
Subordinate Lien Airport
Revenue	5.00	7/1/12	3,000,000		3,226,410
Farmington,
PCR (Southern California
Edison Company Four Corners
Project) (Insured; FGIC)	3.55	4/1/10	1,800,000		1,807,038
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	5.25	8/1/14	3,000,000		3,297,750
New York--4.5%

Erie County Industrial Development
Agency, School Facility
Revenue (City School District
of the City of Buffalo Project)	5.00	5/1/14	1,750,000	1,961,802
Hempstead Town Industrial
Development Agency, RRR
(American Ref-Fuel Company of
Hempstead Project)	5.00	6/1/10	1,000,000	1,001,770
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/13	2,880,000	3,226,608
New York City Housing Development
Corporation, MFHR	4.25	5/1/10	315,000	317,111
New York City Housing Development
Corporation, MFHR	3.95	11/1/10	3,195,000	3,199,377
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.00	1/1/10	3,000,000	3,000,000
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.50	5/15/10	1,800,000	1,834,272
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue) (Insured;
National Public Finance
Guarantee Corp.)	5.25	5/15/12	2,000,000	2,178,080
New York State Housing Finance
Agency, Affordable Housing
Revenue	4.05	11/1/10	675,000	683,444
New York State Housing Finance
Agency, Affordable Housing
Revenue (Insured; SONYMA)	4.25	5/1/11	2,720,000	2,758,923
New York State Housing Finance
Agency, MFHR (Highland Avenue
Senior Apartments)

(Collateralized; SONYMA)	4.40	2/15/11	2,000,000		2,003,840
Troy Industrial Development
Authority, Civic Facility
Revenue (Rensselaer
Polytechnic Institute Project)	5.00	9/1/10	2,000,000		2,040,540
North Carolina--1.3%
Charlotte,
GO	5.00	6/1/13	1,000,000	b	1,133,480
Mecklenburg County Public
Facilities Corporation,
Limited Obligation Bonds	5.00	3/1/14	3,000,000		3,421,590
North Carolina Infrastructure
Finance Corporation, COP
(State of North Carolina
Capital Improvements)	5.00	2/1/11	2,530,000		2,654,476
Ohio--1.0%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/11	4,000,000		4,081,000
Ohio State University,
General Receipts Bonds	5.00	6/1/13	1,150,000		1,289,150
Oklahoma--1.2%
Tulsa County Industrial Authority,
Capital Improvements Revenue	5.00	5/15/14	6,000,000		6,694,140
Oregon--1.2%
Oregon Department of
Administrative Services, COP	5.00	11/1/13	5,565,000		6,248,660
Pennsylvania--5.1%
Allegheny County Industrial
Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000		2,092,140
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	12/1/11	1,000,000		1,038,700
Indiana County Industrial
Development Authority, PCR
(Pennsylvania Electric Company
Project) (Insured; National

Public Finance Guarantee Corp.)	5.35	11/1/10	5,350,000	5,534,522
Pennsylvania Higher Educational
Facilities Authority, Health
System Revenue (The University
of Pennsylvania)	5.00	8/15/13	3,000,000	3,331,890
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.00	6/15/13	4,225,000	4,732,338
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	12/1/13	2,620,000	2,991,385
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/14	3,500,000	3,870,615
Philadelphia,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/15/11	2,860,000	2,996,536
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (Presbyterian
Medical Center of Philadelphia)	6.50	12/1/11	735,000	791,992
Rhode Island--.4%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)	5.00	5/15/11	2,000,000	2,045,880
South Carolina--3.4%
Orangeburg Joint Governmental
Action Authority, Capital
Projects Sales and Use Tax
Revenue (Orangeburg County,
South Carolina Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/12	2,000,000	2,084,980
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	1/1/14	1,000,000	1,131,440

South Carolina State Ports
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.25	7/1/13	3,700,000	3,726,270
South Carolina Transportation
Infrastructure Bank, Revenue	5.00	10/1/13	10,000,000	11,101,300
Spartanburg,
Water System Revenue (Insured;
Assured Guaranty Municipal
Corp.)	4.00	6/1/11	500,000	523,985
Tennessee--.2%
Shelby County Health Educational
and Housing Facility Board,
Revenue (Methodist Le Bonheur
Healthcare)	5.00	6/1/12	1,000,000	1,055,310
Texas--9.2%
Alief Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	5.00	2/15/13	1,725,000	1,937,140
Allen Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/12	1,700,000	1,853,255
Austin,
Electric Utility System
Revenue (Insured; AMBAC)	5.50	11/15/12	3,100,000	3,438,458
Fort Worth Independent School
District, Unlimited Tax School
Building Bonds	5.00	2/15/13	1,000,000	1,114,140
Lower Colorado River Authority,
Revenue	5.00	5/15/12	1,000,000	1,079,210
Matagorda County Navigation
District Number One, PCR (AEP
Texas Central Company Project)	5.13	6/1/11	2,000,000	2,082,180
Northside Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	2/15/14	2,685,000	3,078,379
Pflugerville Independent School
District, Unlimited Tax

Refunding Bonds (Permanent
School Fund Guarantee Program)	5.25	8/15/13	1,465,000	1,677,088
San Antonio,
Airport System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/13	3,000,000	3,317,520
San Antonio,
Electric and Gas Systems
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.38	2/1/14	3,000,000	3,447,030
Texas A&M University System Board
of Regents, Financing System
Revenue	5.00	5/15/14	4,835,000	5,532,352
Texas Public Finance Authority,
GO	5.00	10/1/13	4,000,000	4,557,240
Texas Public Finance Authority,
Revenue (Building and
Procurement Commission
Projects) (Insured; AMBAC)	5.00	2/1/14	2,500,000	2,828,200
Texas Public Finance Authority,
Revenue (State Preservation
Board Projects) (Insured;
AMBAC)	5.00	2/1/13	4,190,000	4,660,118
Texas State University System
Board of Regents, Financing
System Revenue	5.00	3/15/13	1,460,000	1,627,331
Texas State University System
Board of Regents, Financing
System Revenue	5.00	3/15/14	1,000,000	1,132,370
Texas Tech University System Board
of Regents, Financing System
Improvement Revenue (Insured;
AMBAC)	5.00	2/15/12	1,785,000	1,937,225
Titus County Fresh Water Supply
District Number One, PCR
(Southwestern Electric Power
Company Project)	4.50	7/1/11	1,500,000	1,548,165
University of Houston Board of
Regents, Consolidated System
Revenue	5.00	2/15/13	2,285,000	2,545,810

Utah--.7%
Utah Board of Regents,
University of Utah HR
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/14	1,500,000		1,682,835
Utah County,
EIR (USX Corporation Project)	5.05	11/1/11	2,000,000		2,102,780
Virginia--6.1%
Arlington County Industrial
Development Authority, RRR
(Alexandria/Arlington
Waste-to-Energy Facility)
(Ogden Martin System of
Alexandria/Arlington, Inc.
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.38	1/1/12	2,280,000		2,387,981
Loudoun County,
GO	5.00	7/1/14	1,500,000		1,740,045
Louisa Industrial Development
Authority, Solid Waste and
Sewage Disposal Revenue
(Virginia Electric and Power
Company Project)	4.25	4/1/10	3,000,000		3,011,310
Riverside Regional Jail Authority,
Jail Facility Senior RAN	4.25	7/1/10	2,500,000		2,523,725
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs) (Prerefunded)	5.00	2/1/14	1,975,000	a	2,270,697
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.20	1/1/14	4,500,000		4,635,270
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.20	7/1/14	1,500,000		1,534,575
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/13	3,250,000		3,685,890
Virginia Public Building

Authority, Public Facilities
Revenue	5.00	8/1/14	2,000,000		2,304,020
Virginia Public School Authority,
School Financing Bonds	5.25	8/1/13	3,935,000		4,503,175
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/14	3,865,000		4,459,939
Washington--3.6%
Clark County Public Utility
District Number 1, Electric
System Revenue	5.00	1/1/13	2,790,000		3,062,471
Energy Northwest,
Electric Revenue (Project
Number 3) (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/12	1,000,000		1,110,700
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.00	6/1/13	2,400,000		2,668,536
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.00	6/1/14	1,700,000		1,914,149
Greater Wenatchee Regional Events
Center Public Facilities
District, Revenue and Special
Tax BAN	5.25	12/1/11	3,000,000		3,062,310
Ocean Shores Local Improvement
District Number 2007-01, BAN	5.00	8/1/11	2,000,000		2,026,640
Washington
Motor Vehicle Fuel Tax GO	5.00	1/1/13	5,150,000		5,753,271
Wisconsin--2.0%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.00	6/1/12	5,670,000	a	6,324,658
Wisconsin,
Petroleum Inspection Fee
Revenue	5.00	7/1/14	3,250,000		3,679,553
Wisconsin Health and Educational

Facilities Authority, Revenue
(Froedtert and Community
Health, Inc. Obligated Group)	5.00	4/1/10	1,000,000	1,011,300
U.S. Related--4.2%
Puerto Rico Commonwealth
Public Improvement GO	5.25	7/1/14	2,300,000	2,412,608
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; XLCA)	5.00	7/1/11	1,275,000	1,330,399
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.00	7/1/12	1,000,000	1,046,350
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; AMBAC)	5.50	7/1/12	5,000,000	5,291,500
Puerto Rico Housing Finance
Authority, Housing Revenue
(Vivienda Modernization 1, LLC
Projects)	4.75	10/1/11	2,885,000	2,889,818
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/13	1,760,000	1,882,250
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/14	5,000,000	5,364,600
Puerto Rico Municipal Finance
Agency, GO (Insured; Assured
Guaranty Municipal Corp.)	6.00	7/1/12	1,500,000	1,628,940
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Notes) (Senior Lien)	5.00	10/1/13	1,000,000	1,063,080
Total Long-Term Municipal Investments
(cost $449,030,067)				460,516,435
Short-Term Municipal	Coupon	Maturity	Principal
Investments--9.6%	Rate (%)	Date	Amount ($)	Value ($)
California--2.0%
California,
Economic Recovery Bonds (LOC;

JPMorgan Chase Bank)	0.20	1/1/10	5,000,000	c	5,000,000
California Department of Water
Resources, Power Supply
Revenue (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.20	1/1/10	5,000,000	c	5,000,000
Irvine Reassessment District
Number 85-7, Limited
Obligation Improvement Bonds
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.30	1/1/10	1,000,000	c	1,000,000
Massachusetts--3.4%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue) (Liquidity
Facility; Bank of America)	0.18	1/1/10	8,700,000	c	8,700,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Baden-Wurttemberg)	0.22	1/1/10	9,000,000	c	9,000,000
New York--2.0%
New York City,
GO Notes (Liquidity Facility;
Dexia Credit Locale and LOC;
Dexia Credit Locale)	0.30	1/1/10	1,000,000	c	1,000,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.23	1/1/10	6,000,000	c	6,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Dexia Credit Locale)	0.25	1/1/10	4,000,000	c	4,000,000
Pennsylvania--1.1%
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (The Children's
Hospital of Philadelphia
Project) (Liquidity Facility;

Wachovia Bank)	0.20	1/1/10	5,850,000	c	5,850,000
Utah--.9%
Murray City,
HR (IHC Health Services, Inc.)	0.20	1/1/10	5,000,000	c	5,000,000
Washington--.2%
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Mirabella Project)
(LOC; HSH Nordbank)	0.35	1/1/10	1,300,000	c	1,300,000
Total Short-Term Municipal Investments
(cost $51,850,000)					51,850,000
Total Investments (cost $500,880,067)			94.5%		512,366,435
Cash and Receivables (Net)			5.5%		29,752,074
Net Assets			100.0%		542,118,509

a

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Purchased on a delayed delivery basis.
c	Variable rate demand note - rate shown is the interest rate in effect at December 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At December 31, 2009, the aggregate cost of investment securities for income tax purposes was $500,880,067. Net unrealized appreciation on investments was $11,486,368 of which $11,564,096 related to appreciated investment securities and $77,728 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue

EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the fund's investments:

	Level 1 -		Level 3 -
	Unadjusted	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	512,366,435	-	512,366,435

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	February 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	February 19, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 19, 2010

EXHIBIT INDEX

            (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)